Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2013
Prospectus Date	rr_ProspectusDate	Dec. 02, 2013